Matthews Emerging Markets Equity Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.3%
	Shares	Value
China/Hong Kong: 36.9%
Tencent Holdings, Ltd.	16,800	$934,162
Alibaba Group Holding, Ltd.	53,000	704,306
Trip.com Group, Ltd. ADR[b]	9,236	548,895
Ping An Insurance Group Co. of China, Ltd. H Shares	84,500	530,620
Meituan Class Bb,c,d	24,900	528,761
AIA Group, Ltd.	60,000	523,971
China Merchants Bank Co., Ltd. A Shares	92,600	489,955
KE Holdings, Inc. ADR	23,648	470,832
China International Capital Corp., Ltd. H Shares[c,d]	202,000	355,305
Yum China Holdings, Inc.	7,810	351,606
JD.com, Inc. ADR	8,183	327,320
JD.com, Inc. Class A	15,952	319,963
Innovent Biologics, Inc.[b,c,d]	50,000	299,870
Alibaba Group Holding, Ltd. ADR	2,563	271,986
China Life Insurance Co., Ltd. H Shares	124,000	244,217
China Resources Land, Ltd.	65,500	235,624
PDD Holdings, Inc. ADR[b]	1,746	235,378
Midea Group Co., Ltd.[b]	24,400	233,050
DiDi Global, Inc. ADR[b]	49,297	231,696
China Construction Bank Corp. H Shares	305,000	227,439
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	3,700	152,782
Contemporary Amperex Technology Co., Ltd. A Shares	4,000	140,764
ANTA Sports Products, Ltd.	10,000	118,378
Longfor Group Holdings, Ltd.[c,d]	56,500	106,465
Midea Group Co., Ltd. A Shares	1,300	14,027
Total China/Hong Kong		8,597,372

India: 19.3%
HDFC Bank, Ltd. ADR	10,296	644,118
ICICI Bank, Ltd.	28,775	436,677
ICICI Bank, Ltd. ADR	14,137	421,989
Reliance Industries, Ltd.	11,624	408,967
Mahindra & Mahindra, Ltd.	9,869	364,250
MakeMyTrip, Ltd.[b]	3,042	282,754
Bharti Airtel, Ltd.	13,120	267,470
Indian Hotels Co., Ltd.	29,200	238,634
Shriram Finance, Ltd.	5,416	231,572
Zomato, Ltd.[b]	70,416	229,195
Max Financial Services, Ltd.[b]	15,587	221,338
Varun Beverages, Ltd.	25,033	181,117
JSW Energy, Ltd.	20,121	175,853
Lupin, Ltd.	5,496	143,704
TVS Motor Co., Ltd.	3,975	134,689
Godrej Consumer Products, Ltd.	6,778	112,513
Total India		4,494,840

Taiwan: 10.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	63,000	1,899,712
Hon Hai Precision Industry Co., Ltd.	37,000	217,851
Delta Electronics, Inc.	9,000	107,379
Elite Material Co., Ltd.	7,000	98,830
Total Taiwan		2,323,772

South Korea: 8.5%
Samsung Electronics Co., Ltd.	14,007	654,670

	Shares	Value
SK Hynix, Inc.	2,724	$364,571
BGF Retail Co., Ltd.	2,438	213,012
Samsung SDI Co., Ltd.	599	172,952
Samsung Biologics Co., Ltd.[b,c,d]	218	162,150
KB Financial Group, Inc.	2,611	161,105
NAVER Corp.	899	115,796
SK Telecom Co., Ltd.	2,506	106,719
SHIFT UP Corp.[b]	461	19,918
Total South Korea		1,970,893

Brazil: 5.1%
Itau Unibanco Holding SA ADR	64,341	427,868
MercadoLibre, Inc.[b]	153	313,950
WEG SA	22,200	221,645
NU Holdings, Ltd. Class Ab	9,068	123,778
Banco BTG Pactual SA	17,800	108,708
Total Brazil		1,195,949

Indonesia: 2.8%
PT Telekomunikasi Indonesia Persero Tbk	1,098,200	217,459
PT Bank Central Asia Tbk	318,800	217,412
PT Bank Rakyat Indonesia Persero Tbk	630,300	206,147
Total Indonesia		641,018

Vietnam: 2.1%
FPT Corp.	40,657	222,600
Mobile World Investment Corp.	59,100	163,553
Military Commercial Joint Stock Bank	107,257	112,186
Total Vietnam		498,339

United Arab Emirates: 2.0%
Emaar Properties PJSC	100,341	238,068
Spinneys 1961 Holding PLC	514,406	222,678
Total United Arab Emirates		460,746

Singapore: 1.6%
Sea, Ltd. ADR[b]	3,977	374,952
Total Singapore		374,952

Chile: 1.5%
Antofagasta PLC	13,324	359,146
Total Chile		359,146

Philippines: 1.5%
Bank of the Philippine Islands	93,800	227,205
Universal Robina Corp.	61,240	113,668
Total Philippines		340,873

Peru: 1.1%
Credicorp, Ltd.	1,451	262,587
Total Peru		262,587

United States: 1.1%
Freeport-McMoRan, Inc.	4,968	248,003
Total United States		248,003
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Matthews Emerging Markets Equity Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Thailand: 1.0%
CP ALL Public Co., Ltd.	111,600	$226,192
Total Thailand		226,192

South Africa: 0.8%
Naspers, Ltd. N Shares	805	195,223
Total South Africa		195,223

Saudi Arabia: 0.8%
Bupa Arabia for Cooperative Insurance Co.	3,452	190,663
Total Saudi Arabia		190,663

Mexico: 0.8%
Grupo Financiero Banorte SAB de CV Class O	17,800	126,110
Prologis Property Mexico SA de CV REIT	19,399	63,458
Total Mexico		189,568

Poland: 0.4%
Dino Polska SAb,c,d	1,045	95,215
Total Poland		95,215

Russia: 0.0%
Sberbank of Russia PJSC[e]	128,308	1,380
Total Russia		1,380

Total Investments: 97.3%		22,666,731
(Cost $20,203,755)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%		628,111
Net Assets: 100.0%		$23,294,842

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $1,547,766, which is 6.64% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,380 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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